Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents consist of the following at December 31 (in thousands):

	2020	2021
Cash held in banks	$173,206	$141,130
Money market funds	1,011,330	810,453
Short-term deposits	333,353	353,539
Amounts held by payment service providers	55,532	58,006
Cash and cash equivalents	$1,573,421	$1,363,128